EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
Net income (loss)	$ (5,987)	$ (1,904)	$ 570
Weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,373,515
Employee stock options and warrants			573,795
Diluted weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,947,310
Basic (loss) earnings per Ordinary Share	$ (0.93)	$ (0.30)	$ 0.11
Diluted (loss) earnings per Ordinary Share	$ (0.93)	$ (0.30)	$ 0.10